Prepayments And Other Current Assets - Summary of Prepayments And Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets [Abstract]
Deductible input VAT	¥ 7,402	$ 1,014	¥ 17,027
Prepayments	11,853	1,624	15,845
Deposits	6,136	841	13,405
Interest receivable	177	24	1,179
Others	395	54	2,798
Prepayments and other Current Assets	¥ 25,963	$ 3,557	¥ 50,254